OPERATING SEGMENTS DISCLOSURES (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF OPERATING SEGMENT

	For the Three Months Ended September 30, 2025
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$565,307	$1,307	$1,758	$177	$568,549
Cost of sales	522,564	206	871	51	523,692
Gross Profit	$42,743	$1,101	$887	$126	$44,857

Operating Expenses(1)(2)	41,966	1,853	1,126	385	45,330
Operating Income (Loss)	$777	$(752)	$(239)	$(259)	$(473)

Reconciliation of profit or (loss) (segment profit/(loss))
Other income, net					365
Finance expense, net					(83)
Loss Before Tax					$(191)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[2]	Operating expenses includes Revenue share expense of approximately $15,738 thousand and is recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2025 AND 2024

UNAUDITED

	For the Nine Months Ended September 30, 2025
	North American Brokerage	One Real Title	One Real Mortgage	Other Segments	Total
Revenues	$1,454,501	$3,683	$4,543	$550	$1,463,277
Cost of sales	1,333,550	589	2,348	136	1,336,623
Gross Profit	$120,951	$3,094	$2,195	$414	$126,654

Operating Expenses(1)(2)	119,589	6,264	3,918	881	130,652
Operating Income (Loss)	$1,362	$(3,170)	$(1,723)	$(467)	$(3,998)

Reconciliation of profit or (loss) (segment profit/(loss))
Other income, net					653
Finance expense, net					(417)
Loss Before Tax					$(3,762)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[2]	Operating expenses includes Revenue share expense of approximately $45,886 thousand and is recorded in the North American Brokerage segment.

	For the Three Months Ended September 30, 2024
	North American Brokerage	One Real Title	One Real Mortgage	Total
Revenues	$369,890	$1,400	$1,198	$372,488
Cost of sales	339,507	197	655	340,359
Gross Profit	$30,383	$1,203	$543	$32,129

Operating Expenses(1)(2)	31,842	1,832	933	34,607
Operating Loss	$(1,459)	$(629)	$(390)	$(2,478)

Reconciliation of profit or loss (segment profit/loss)
Other income, net				151
Finance expenses, net				(214)
Loss Before Tax				$(2,541)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[2]	Operating expenses includes Revenue share expense of approximately $11,651 thousand and is recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2025 AND 2024

UNAUDITED

	For the Nine Months Ended September 30, 2024
	North American Brokerage	One Real Title	One Real Mortgage	Total
Revenues	$907,716	$3,450	$2,843	$914,009
Cost of sales	827,243	482	1,528	829,253
Gross Profit	$80,473	$2,968	$1,315	$84,756

Operating Expenses(1)(2)	96,246	4,724	2,626	103,596
Operating Loss	$(15,773)	$(1,756)	$(1,311)	$(18,840)

Reconciliation of profit or loss (segment profit/loss)
Other income, net				381
Finance expenses, net				(1,289)
Loss Before Tax				$(19,748)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[2]	Operating expenses includes Revenue share expense of approximately $33,190 thousand and is recorded in the North American Brokerage segment.

SCHEDULE OF DEPRECIATION AND AMORTIZATION

Depreciation and Amortization (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
North American Brokerage	$373	$163	$624	$440
One Real Title	168	167	505	503
One Real Mortgage	26	28	79	81
Total	$567	$358	$1,344	$1,024

SCHEDULE OF REVENUE GEOGRAPHY

The amount of revenue from external customers, by geography, is shown in the table below (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
United States	$499,166	$319,411	$1,300,336	$792,161
Canada	69,383	53,077	162,941	121,848
Total revenue by region	$568,549	$372,488	$1,463,277	$914,009